Allowance for expected credit losses	12 Months Ended
Dec. 31, 2020
Credit Loss [Abstract]
Allowance for expected credit losses	Allowance for expected credit losses
Sirius Group is exposed to credit losses primarily through sales of its insurance and reinsurance products and services. The financial assets in scope of the current expected credit losses impairment model primarily include Sirius Group's premium receivables and reinsurance recoverables. Sirius Group pools the premium receivables and reinsurance recoverables by counterparty credit rating and applies a credit default rate that is determined based on the studies published by the rating agencies (e.g., A.M. Best, Standard & Poor's ("S&P")). In circumstances where ratings are unavailable, Sirius Group applies an internally developed default rate based on historical experience, reference data including research publications and other relevant inputs.
To estimate the allowance for expected credit losses, Sirius Group considered the current and expected future economic and market conditions surrounding the COVID-19 pandemic. To the extent the current environment continues beyond our expectations or deteriorates further, we may experience further increases to our allowance for credit losses related to COVID-19.
As of December 31, 2020, Sirius Group's allowance for expected credit losses is as follows:

(in millions)	Gross Assets in Scope	Allowance for Expected Credit Losses
Premiums receivable & Funds held by ceding companies	$884.4	$11.3
Reinsurance recoverable on unpaid and paid loss	507.6	4.5
MGU Trade receivables(1)	17.3	0.4
Total as of December 31, 2020	$1,409.3	$16.2
(1) Included as part of Other assets on the Consolidated Balance Sheet
During the year ended December 31, 2020, Sirius Group recorded $1.3 million increase to the allowance for expected credit losses.
Sirius Group monitors counterparty credit ratings and macroeconomic conditions, and considers the most current A.M. Best and S&P credit ratings to determine the allowance each quarter. Of the total gross assets in scope as of December 31, 2020, approximately 64% were balances with counterparties rated by either A.M. Best or S&P. Of the total rated, 66% were rated A- or better.